Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.9%	Shares		Value
Large Cap Core Equity - 97.9%
BNY Mellon US Large Cap Core Equity ETF	2,062,584		$ 98,240,876
State Street SPDR Portfolio S&P 500 ETF (a)(b)	3,311,531		291,083,575
			389,324,451
TOTAL EXCHANGE TRADED FUNDS (Cost $361,249,516)			389,324,451

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	733,448		733,448
TOTAL MONEY MARKET FUNDS (Cost $733,448)			733,448

U.S. TREASURY BILLS - 0.1%	Par		Value
4.01%, 07/08/2027 (b)(d)	$ 400,000		385,354
TOTAL U.S. TREASURY BILLS (Cost $385,403)			385,354

TOTAL INVESTMENTS - 98.2% (Cost $362,368,367)			390,443,253
Other Assets in Excess of Liabilities - 1.8%		0.01799	7,153,662
TOTAL NET ASSETS - 100.0%			$ 397,596,915

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2026 was $176,185,392.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	The rate shown is the annualized yield as of July 31, 2026.

Aptus Large Cap Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027		$ 3,171,742	$ 96,873
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/25/2027		29,465,177	722,884
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027		358,764,199	6,458,299
Net Unrealized Appreciation (Depreciation)						0	0	$ 7,278,056

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.
(a) The Diversified Equity Volatility Harvesting Index (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of July 31, 2026, the components of the Index are provided below.

The underlying components of the index as of July 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX August 2026	08/19/2026	31,992	$579,203	0.15%
VIX September 2026	09/16/2026	3,756	72,310	0.02%
Total Futures Contracts			651,513	0.17%
Option Contracts:
Nasdaq-100 Weekly Index P25800	08/03/2026	(306.25)	(316)	0.00%
Nasdaq-100 Weekly Index P26000	08/03/2026	(229.51)	(492)	0.00%
Nasdaq-100 Weekly Index P26700	08/03/2026	(351.44)	(334)	0.00%
Nasdaq-100 Weekly Index P27430	08/03/2026	(681.17)	(5,269)	0.00%
S&P 500 Weekly Index P7020	08/03/2026	(955.83)	(119)	0.00%
S&P 500 Weekly Index P7125	08/03/2026	(1,195.00)	(200)	0.00%
S&P 500 Weekly Index P7130	08/03/2026	(1,590.18)	(297)	0.00%
S&P 500 Weekly Index P7200	08/03/2026	(2,421.46)	(649)	0.00%
S&P 500 Weekly Index P7350	08/03/2026	(4,769.64)	(7,190)	0.00%
Nasdaq-100 Weekly Index P25600	08/04/2026	(136.34)	(495)	0.00%
Nasdaq-100 Weekly Index P25800	08/04/2026	(172.13)	(665)	0.00%
Nasdaq-100 Weekly Index P26400	08/04/2026	(234.29)	(1,149)	0.00%
Nasdaq-100 Weekly Index P26990	08/04/2026	(340.58)	(3,943)	0.00%
S&P 500 Weekly Index P7090	08/04/2026	(2,148.63)	(915)	0.00%
S&P 500 Weekly Index P7140	08/04/2026	(1,614.31)	(878)	0.00%
S&P 500 Weekly Index P7285	08/04/2026	(2,384.82)	(4,426)	0.00%
Nasdaq-100 Weekly Index P25500	08/05/2026	(137.71)	(787)	0.00%
Nasdaq-100 Weekly Index P26200	08/05/2026	(175.72)	(1,341)	0.00%
Nasdaq-100 Weekly Index P26720	08/05/2026	(227.06)	(3,554)	0.00%
S&P 500 Weekly Index P7060	08/05/2026	(954.11)	(584)	0.00%
S&P 500 Weekly Index P7100	08/05/2026	(1,210.73)	(907)	0.00%
S&P 500 Weekly Index P7245	08/05/2026	(1,589.88)	(3,650)	0.00%
Nasdaq-100 Weekly Index P26000	08/06/2026	(140.58)	(1,374)	0.00%
Nasdaq-100 Weekly Index P26500	08/06/2026	(170.29)	(3,160)	0.00%
S&P 500 Weekly Index P7070	08/06/2026	(968.58)	(956)	0.00%
S&P 500 Weekly Index P7210	08/06/2026	(1,192.41)	(3,174)	0.00%
Nasdaq-100 Weekly Index P26350	08/07/2026	(136.23)	(3,021)	0.00%
S&P 500 Weekly Index P7180	08/07/2026	(953.93)	(2,979)	0.00%
VIX Index C21.5	08/19/2026	(93,490.04)	(67,905)	-0.02%
VIX Index C22	08/19/2026	(49,693.73)	(33,833)	-0.01%
VIX Index C22.5	08/19/2026	(131,067.29)	(84,713)	-0.02%
VIX Index C23	08/19/2026	(114,942.25)	(70,460)	-0.02%
VIX Index C23.5	08/19/2026	(81,629.53)	(47,835)	-0.01%
VIX Index C24	08/19/2026	(126,386.62)	(69,513)	-0.02%
VIX Index C24.5	08/19/2026	(62,093.32)	(33,096)	-0.01%
VIX Index C25	08/19/2026	(160,259.71)	(81,492)	-0.02%
VIX Index C26	08/19/2026	(125,944.32)	(58,690)	-0.02%

VIX Index C27	08/19/2026	(85,152.24)	(36,445)	-0.01%
VIX Index C28	08/19/2026	(36,432.06)	(14,500)	0.00%
VIX Index C29	08/19/2026	(5,581.34)	(2,054)	0.00%
VIX Index C30	08/19/2026	(8,998.25)	(3,014)	0.00%
VIX Index C31	08/19/2026	(7,739.38)	(2,500)	0.00%
VIX Index C35	08/19/2026	44,518.01	10,907	0.00%
VIX Index C36	08/19/2026	48,158.24	11,702	0.00%
VIX Index C37	08/19/2026	53,577.98	12,385	0.00%
VIX Index C38	08/19/2026	185,461.98	40,431	0.01%
VIX Index C39	08/19/2026	53,464.36	11,121	0.00%
VIX Index C40	08/19/2026	191,611.45	38,322	0.01%
VIX Index C42.5	08/19/2026	344,979.80	59,854	0.01%
VIX Index C45	08/19/2026	54,139.31	8,121	0.00%
VIX Index C47.5	08/19/2026	46,542.05	6,050	0.00%
VIX Index C50	08/19/2026	38,368.77	4,528	0.00%
VIX Index C55	08/19/2026	28,588.12	2,573	0.00%
VIX Index C24.5	09/16/2026	(13,341.33)	(16,156)	0.00%
VIX Index C25	09/16/2026	(8,489.99)	(9,915)	0.00%
VIX Index C26	09/16/2026	(15,721.36)	(16,948)	0.00%
VIX Index C27	09/16/2026	(10,695.94)	(10,782)	0.00%
VIX Index C28	09/16/2026	(10,875.91)	(10,310)	0.00%
VIX Index C29	09/16/2026	(13,341.33)	(11,905)	0.00%
VIX Index C30	09/16/2026	(8,489.99)	(7,200)	0.00%
VIX Index C31	09/16/2026	(2,082.95)	(1,683)	0.00%
VIX Index C32	09/16/2026	(5,648.00)	(4,337)	0.00%
VIX Index C50	09/16/2026	52,544.68	20,387	0.00%
VIX Index C55	09/16/2026	36,142.13	12,035	0.00%
Total Options Contracts			(509,694)	-0.13%
Cash
Cash			391,259,299	99.96%
Total Underlying Positions			$391,401,118	100.00%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Large Cap Enhanced Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 389,324,451	$ –	$ –	$ 389,324,451
Money Market Funds	733,448	–	–	733,448
U.S. Treasury Bills	–	385,354	–	385,354
Total Investments	$ 390,057,899	$ 385,354	$ –	$ 390,443,253

Other Financial Instruments:
Total Return Swaps *	$ –	$ 7,278,056	$ –	$ 7,278,056
Total Other Financial Instruments	$ –	$ 7,278,056	$ –	$ 7,278,056

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.